Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue (notes 2 and 6)	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Operating costs and expenses:
Cost of sales (notes 1(u), 1(v) and 2)	5,919,633	6,496,841	6,414,721
Selling, general and administrative (note 1(u) and 1(v))	1,277,280	1,382,660	1,337,324
Research and development	519,818	487,591	463,354
Cost of sales, SG&A and R&D expenses	7,716,731	8,367,092	8,215,399
Operating income	231,364	569,775	363,775
Other income (expenses):
Interest income	33,461	23,577	18,232
Interest expense	(10,378)	(8,474)	(12,552)
Other, net (notes 1(p), 6, 7 and 17)	2,956	45,670	(33,257)
Nonoperating Income (Expense), Total	26,039	60,773	(27,577)
Income before income taxes and equity in income of affiliates	257,403	630,548	336,198
Income tax expense (note 11):
Current	86,074	76,647	90,263
Deferred	49,661	130,180	56,606
Income from continuing operations	135,735	206,827	146,869
Income before equity in income of affiliates	121,668	423,721	189,329
Equity in income of affiliates (note 6)	100,406	139,756	93,282
Net income	222,074	563,477	282,611
Less: Net income attributable to noncontrolling interests	10,592	29,389	14,211
Net income attributable to Honda Motor Co., Ltd.	¥ 211,482	¥ 534,088	¥ 268,400
Basic net income attributable to Honda Motor Co., Ltd. per common share (note 1(o))	¥ 117.34	¥ 295.67	¥ 147.91